Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	Lamb Weston Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-37830
Entity Tax Identification Number	61-1797411
Entity Address, Address Line One	599 S. Rivershore Lane
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83616
City Area Code	208
Local Phone Number	938-1047
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	LW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001679273
Amendment Flag	false